STREAMLINING OF TECHNOLOGY SYSTEMS AND CONSOLIDATION OF EUROPEAN OPERATIONS (Tables)	12 Months Ended
Dec. 31, 2016
Restructuring and Related Activities [Abstract]
Schedule of Restructuring Reserve by Type of Cost
A summary of the costs incurred, payments made and the related accruals at December 31, 2016 and 2015 is presented below.

	December 31, 2016
	Severance	Professional Fees & Other	Total
	(In thousands)
Accrual as of January 1	$3,013	$564	$3,577
Charges incurred	345	4,576	4,921
Payments made	(2,404)	(4,844)	(7,248)
Accrual as of December 31	$954	$296	$1,250

	December 31, 2015
	Severance	Professional Fees & Other	Total
	(In thousands)
Accrual as of January 1	$795	$933	$1,728
Charges incurred	8,350	8,417	16,767
Payments made	(6,132)	(8,786)	(14,918)
Accrual as of December 31	$3,013	$564	$3,577

Schedule of Restructuring Reserve by Costs in the Statement of Operations
The costs are allocated as follows in the statement of operations:

	Year Ended December 31,
	2016	2015
	(In thousands)
Cost of revenue	$566	$2,947
Selling and marketing expense	560	1,678
General and administrative expense	1,647	8,160
Product development expense	2,148	3,982
Total	$4,921	$16,767